Organization and Description of Business (Tables)	6 Months Ended
Jun. 30, 2026
Organization and Description of Business [Abstract]
Schedule of Consolidated Financial Statements

The accompanying unaudited condensed consolidated financial statements reflect the activities of the Company, and each of the following entities as of June 30, 2026:

Name of Company	Place of Incorporation	Attributable equity interest %	Issued share capital
Grand Moon	B.V.I.	100%		—
Top Win Hong Kong	Hong Kong	100%	HK$	10,000
AsiaStrategy BVI	B.V.I.	100%	US$	10,000
AsiaStrategy SG	Singapore	100%	US$	10,000
AsiaStrategy Topwin	Hong Kong	100%	HK$	10,000
Top Asia	B.V.I.	100%	US$	10,000